Related Parties - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 16, 2018 CAD ($) Facility	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Disclosure Of Related Party Transactions [Line Items]
Percentage of shares owned by key management personnel		2.00%
Consideration paid in cash	$ 31,281
Repayment of loans	$ 1,454
Number of lease facilities | Facility	2
Lease including base rent and operating costs		$ 1,259	$ 2,686
Toronto Facility
Disclosure Of Related Party Transactions [Line Items]
Lease expiration dates	Oct. 15, 2018
Lease expiration dates	Aug. 31, 2024
Edmonton Facility
Disclosure Of Related Party Transactions [Line Items]
Lease expiration dates	Jul. 31, 2037